Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Intangible assets	€ 8,805	€ 9,219
Property, plant and equipment	1,790	1,853
Investments in associated companies and joint ventures	145	128
Non-current financial investments	690	816
Deferred tax assets	4,911	4,582
Other non-current financial assets	373	215
Defined benefit pension assets	4,224	3,979
Other non-current assets	308	368
Total non-current assets	21,246	21,160
Current assets
Inventories	3,168	2,646
Trade receivables	4,856	6,880
Contract assets	1,875
Prepaid expenses and accrued income	1,024	1,259
Current income tax assets	227	474
Other financial assets	243	302
Current financial investments	612	911
Cash and cash equivalents	6,261	7,369
Total current assets	18,266	19,841
Assets held for sale	5	23
Total assets	39,517	41,024
Capital and reserves attributable to equity holders of the parent
Share capital	246	246
Share issue premium	436	447
Treasury shares	(408)	(1,480)
Translation differences	(592)	(932)
Fair value and other reserves	1,063	1,094
Reserve for invested unrestricted equity	15,606	15,616
(Accumulated deficit)/retained earnings	(1,062)	1,147
Total capital and reserves attributable to equity holders of the parent	15,289	16,138
Non-controlling interests	82	80
Total equity	15,371	16,218
Non-current liabilities
Long-term interest-bearing liabilities	2,828	3,457
Deferred tax liabilities	350	413
Defined benefit pension and post-retirement liabilities	4,327	4,440
Contract liabilities	1,113
Deferred revenue and other long-term liabilities	852	2,986
Provisions	572	766
Total non-current liabilities	10,042	12,062
Current liabilities
Short-term interest-bearing liabilities	994	309
Other financial liabilities	891	268
Current income tax liabilities	268	383
Trade payables	4,773	3,996
Contract liabilities	2,383
Accrued expenses, deferred revenue and other liabilities	3,940	6,666
Provisions	855	1,122
Total current liabilities	14,104	12,744
Total liabilities	24,146	24,806
Total shareholders' equity and liabilities	€ 39,517	€ 41,024